Stockholders' Equity (Stock Options And Warrants Related To Stock-Based Compensation) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	10,347	[1]	2,852	2,842
Options Outstanding Weighted Average Remaining Contractual Term (Years)	9 years 6 months 4 days
Options Outstanding Weighted Average Exercise Price	$ 0.38		$ 2.10	$ 2.33
Options Exercisable Number Exercisable (in thousands)	803	[2]
Options Exercisable Weighted Average Exercise Price	$ 3.21
Range Of Exercise Prices 0.00 - 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	9,698
Options Outstanding Weighted Average Remaining Contractual Term (Years)	9 years 9 months 22 days
Options Outstanding Weighted Average Exercise Price	$ 0.17
Options Exercisable Number Exercisable (in thousands)	156
Options Exercisable Weighted Average Exercise Price	$ 1.68
Range Of Exercise Prices 2.01 - 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	524
Options Outstanding Weighted Average Remaining Contractual Term (Years)	4 years 11 months 16 days
Options Outstanding Weighted Average Exercise Price	$ 3.33
Options Exercisable Number Exercisable (in thousands)	522
Options Exercisable Weighted Average Exercise Price	$ 3.33
Range Of Exercise Prices 4.01 - 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	125
Options Outstanding Weighted Average Remaining Contractual Term (Years)	5 years 11 months 8 days
Options Outstanding Weighted Average Exercise Price	$ 4.61
Options Exercisable Number Exercisable (in thousands)	125
Options Exercisable Weighted Average Exercise Price	$ 4.61

[1]	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2014.
[2]	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2014. The weighted-average remaining contractual term for these options is 5.74 years as of December 31, 2014.